Portfolio of Investments
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.8%
	Shares	Value ($)
United States 2.8%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,377,841	14,963,837
Total Alternative Strategies Funds (Cost $17,948,693)		14,963,837

Common Stocks 63.2%
Issuer	Shares	Value ($)
Argentina 0.0%
MercadoLibre, Inc.(b)	372	194,005
Australia 0.3%
Ansell Ltd.	76,800	1,460,489
Brazil 1.0%
Afya Ltd., Class A(b)	12,333	332,991
Arco Platform Ltd., Class A(b)	5,794	240,451
BK Brasil Operacao e Assessoria a Restaurantes SA	135,600	630,242
IRB Brasil Resseguros SA	11,700	109,926
Itaú Unibanco Holding SA, ADR	104,434	943,039
Localiza Rent a Car SA	47,493	509,213
Lojas Renner SA	18,700	237,288
Magazine Luiza SA	29,600	327,700
Notre Dame Intermedica Participacoes SA	31,700	473,069
Pagseguro Digital Ltd., Class A(b)	6,604	244,876
Petrobras Distribuidora SA	52,400	371,066
Petroleo Brasileiro SA, ADR	56,934	924,608
Stone Co., Ltd., Class A(b)	6,604	242,961
Total		5,587,430
Canada 1.8%
Alimentation Couche-Tard, Inc., Class B	61,872	1,855,549
Barrick Gold Corp.	103,496	1,796,691
Cameco Corp.	94,216	841,349
Canada Goose Holdings, Inc.(b)	16,001	669,322
Cott Corp.	154,294	1,982,678
Parex Resources, Inc.(b)	27,624	374,374
Stars Group, Inc. (The)(b)	49,542	1,078,030
Yamana Gold, Inc.	354,114	1,288,975
Total		9,886,968
Common Stocks (continued)
Issuer	Shares	Value ($)
China 2.8%
58.Com, Inc., ADR(b)	4,827	254,914
Alibaba Group Holding Ltd., ADR(b)	19,190	3,390,297
BeiGene Ltd., ADR(b)	4,969	687,412
Beijing Sinnet Technology Co., Ltd.	88,698	219,749
China Resources Cement Holdings Ltd.	484,000	530,024
CNOOC Ltd.	321,000	477,729
Ctrip.com International Ltd.(b)	6,169	203,515
HUYA, Inc. ADR(b)	5,010	111,422
Kingdee International Software Group Co., Ltd.	295,000	323,246
Kweichow Moutai Co., Ltd., Class A	1,400	234,454
Midea Group Co., Ltd., Class A	53,200	419,238
NetEase, Inc., ADR	2,095	598,877
New Oriental Education & Technology Group, Inc., ADR(b)	2,468	301,244
Ping An Insurance Group Co. of China Ltd., Class H	93,000	1,073,387
Shenzhou International Group Holdings Ltd.	45,900	634,276
TAL Education Group, ADR(b)	9,468	405,325
Tencent Holdings Ltd.	100,000	4,056,292
Tencent Music Entertainment Group, ADR(b)	26,291	363,867
WuXi AppTec Co., Ltd., Class H	24,500	295,390
Wuxi Biologics Cayman, Inc.(b)	54,500	640,455
Total		15,221,113
Denmark 0.1%
Novo Nordisk A/S, Class B	11,547	634,955
Finland 0.5%
Neste OYJ	26,362	952,524
UPM-Kymmene OYJ	56,476	1,839,394
Total		2,791,918
France 1.4%
AXA SA	62,354	1,650,587
Capgemini SE	16,951	1,910,890
DBV Technologies SA, ADR(b)	14,003	100,122
Eiffage SA	13,212	1,419,050
Sanofi	13,563	1,250,334
Total SA	19,997	1,057,206
Total		7,388,189
Columbia Global Opportunities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 0.7%
Aroundtown SA	156,279	1,320,962
Bayer AG, Registered Shares	13,041	1,011,671
Covestro AG	26,229	1,259,567
Duerr AG	16,105	475,155
Total		4,067,355
Hong Kong 0.6%
AIA Group Ltd.	106,200	1,057,563
Galaxy Entertainment Group Ltd.	101,000	695,450
Techtronic Industries Co., Ltd.	56,000	437,641
WH Group Ltd.	1,197,000	1,263,485
Total		3,454,139
Hungary 0.1%
OTP Bank Nyrt	13,791	635,999
India 1.0%
Apollo Hospitals Enterprise Ltd.	14,410	301,513
Asian Paints Ltd.	17,718	451,642
Bajaj Finance Ltd.	3,829	217,135
Balkrishna Industries Ltd.	22,014	274,380
Eicher Motors Ltd.	1,247	395,360
HDFC Bank Ltd., ADR	16,596	1,013,850
HDFC Life Insurance Co., Ltd.	50,541	445,714
Indraprastha Gas Ltd.	51,714	285,171
Jubilant Foodworks Ltd.	24,368	549,286
Maruti Suzuki India Ltd.	1,720	183,264
Reliance Industries Ltd.	53,174	1,095,985
Tech Mahindra Ltd.	24,717	257,371
Total		5,470,671
Indonesia 0.5%
PT Ace Hardware Indonesia Tbk	3,154,700	379,678
PT Bank Central Asia Tbk	528,300	1,182,508
PT Bank Rakyat Indonesia Persero Tbk	2,558,100	766,497
PT Pakuwon Jati Tbk	6,725,200	299,292
Total		2,627,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.3%
Allergan PLC	6,852	1,206,706
Amarin Corp. PLC, ADR(b)	8,657	142,148
Horizon Therapeutics PLC(b)	1,320	38,161
Ingersoll-Rand PLC	16,157	2,050,162
Medtronic PLC	32,999	3,593,591
Total		7,030,768
Israel 0.4%
Bank Hapoalim BM	171,742	1,374,564
Bezeq Israeli Telecommunication Corp., Ltd.(b)	783,684	517,087
Caesarstone Ltd.	2,050	34,625
Total		1,926,276
Italy 0.3%
Esprinet SpA	86,514	359,422
Recordati SpA	29,631	1,245,217
Total		1,604,639
Japan 5.2%
Amano Corp.	50,900	1,504,945
Bandai Namco Holdings, Inc.	9,000	553,403
BayCurrent Consulting, Inc.	21,500	1,083,939
CYBERDYNE, Inc.(b)	12,400	79,834
Invincible Investment Corp.	2,417	1,526,224
ITOCHU Corp.	85,300	1,783,442
Kinden Corp.	44,400	667,903
Koito Manufacturing Co., Ltd.	16,600	868,400
Matsumotokiyoshi Holdings Co., Ltd.	50,100	1,764,734
Meitec Corp.	13,700	714,185
Nihon M&A Center, Inc.	55,500	1,687,483
Nippon Telegraph & Telephone Corp.	39,700	1,970,824
ORIX Corp.	101,800	1,599,776
Recruit Holdings Co., Ltd.	24,500	814,234
Round One Corp.	50,400	649,887
Shionogi & Co., Ltd.	23,900	1,434,547
Ship Healthcare Holdings, Inc.	12,700	541,296
SoftBank Group Corp.	11,800	453,904
Sony Corp.	31,000	1,886,944
Subaru Corp.	23,600	676,317
Sumitomo Mitsui Financial Group, Inc.	37,100	1,317,169

2	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	63,251	2,285,453
Takuma Co., Ltd.	92,200	1,097,172
Toyota Motor Corp.	11,800	818,694
ValueCommerce Co., Ltd.	29,500	453,865
Total		28,234,574
Luxembourg 0.0%
Ternium SA, ADR	12,761	255,092
Malta 0.0%
BGP Holdings PLC(b),(c),(d)	581,000	1
Marshall Islands 0.0%
Costamare, Inc.	8,000	62,880
Mexico 0.1%
Grupo Financiero Banorte SAB de CV, Class O	62,100	339,546
Netherlands 2.0%
ABN AMRO Bank NV	85,975	1,602,580
ASR Nederland NV	40,343	1,478,918
ING Groep NV	79,679	902,244
Koninklijke Ahold Delhaize NV	86,790	2,162,812
NXP Semiconductors NV	22,560	2,564,621
Prosus NV(b)	7,089	488,850
Signify NV	54,196	1,587,947
uniQure NV(b)	1,100	55,044
Total		10,843,016
Norway 0.5%
BW LPG Ltd.	127,045	889,746
SalMar ASA	37,410	1,745,839
Total		2,635,585
Pakistan 0.1%
Lucky Cement Ltd.	100,800	227,861
Oil & Gas Development Co., Ltd.	266,300	220,276
Total		448,137
Panama 0.1%
Copa Holdings SA, Class A	3,776	384,170
Peru 0.1%
Credicorp Ltd.	2,637	564,423
Philippines 0.2%
Ayala Land, Inc.	1,012,500	967,573
Common Stocks (continued)
Issuer	Shares	Value ($)
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(b),(c),(d)	641,287	1
Puerto Rico 0.3%
EVERTEC, Inc.	3,975	121,595
Popular, Inc.	23,192	1,263,037
Total		1,384,632
Russian Federation 0.7%
Detsky Mir PJSC	171,772	256,898
Lukoil PJSC, ADR	8,078	744,413
Mail.ru Group Ltd., GDR(b),(e)	17,720	376,373
Sberbank of Russia PJSC, ADR	78,341	1,153,674
TCS Group Holding PLC, GDR(e)	20,300	386,106
Yandex NV, Class A(b)	18,322	611,771
Total		3,529,235
Singapore 0.1%
DBS Group Holdings Ltd.	39,100	745,280
South Africa 0.3%
AVI Ltd.	48,182	276,200
Bidvest Group Ltd. (The)	14,786	201,841
Capitec Bank Holdings Ltd.	3,397	308,787
Naspers Ltd., Class N	7,089	1,003,155
Total		1,789,983
South Korea 1.4%
GS Home Shopping, Inc.	2,406	307,577
Hyundai Home Shopping Network Corp.	6,056	439,872
KB Financial Group, Inc.	8,643	311,143
Pearl Abyss Corp.(b)	1,165	216,713
Samsung Electro-Mechanics Co., Ltd.	3,938	381,255
Samsung Electronics Co., Ltd.	87,766	3,793,233
SK Hynix, Inc.	12,448	875,294
Youngone Corp.	34,560	1,030,940
Total		7,356,027
Spain 0.7%
ACS Actividades de Construccion y Servicios SA	45,596	1,850,201
Endesa SA	39,513	1,076,131
Tecnicas Reunidas SA(b)	33,113	833,517
Total		3,759,849

Columbia Global Opportunities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 0.4%
Granges AB	72,428	705,037
Hemfosa Fastigheter AB	127,646	1,314,705
Total		2,019,742
Switzerland 0.7%
Nestlé SA, Registered Shares	12,806	1,370,003
Roche Holding AG, Genusschein Shares	8,015	2,412,162
Total		3,782,165
Taiwan 0.5%
ASMedia Technology, Inc.	16,000	256,602
Taiwan Semiconductor Manufacturing Co., Ltd.	237,530	2,327,748
Total		2,584,350
Thailand 0.3%
Fabrinet(b)	2,600	146,198
Mega Lifesciences PCL, Foreign Registered Shares	23,600	22,495
Muangthai Capital PCL, Foreign Registered Shares	503,000	1,033,366
Tisco Financial Group PCL, Foreign Registered Shares	91,700	296,029
Total		1,498,088
United Kingdom 3.0%
BP PLC	200,905	1,274,012
British American Tobacco PLC	43,090	1,507,111
BT Group PLC	401,810	1,066,347
Cardtronics PLC, Class A(b)	3,925	134,470
Crest Nicholson Holdings PLC	132,403	667,176
DCC PLC	22,458	2,106,100
GW Pharmaceuticals PLC, ADR(b)	2,028	271,387
John Wood Group PLC	135,327	594,169
Just Group PLC(b)	825,899	651,375
Legal & General Group PLC	408,109	1,395,055
Royal Dutch Shell PLC, Class B	118,419	3,410,442
TechnipFMC PLC	42,833	845,095
TP ICAP PLC	381,435	1,696,046
WPP PLC	37,741	470,991
Total		16,089,776
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 33.7%
Abbott Laboratories	43,096	3,603,257
ACADIA Pharmaceuticals, Inc.(b)	7,516	318,754
Adobe, Inc.(b)	12,611	3,504,975
ADTRAN, Inc.	5,390	47,486
Advanced Drainage Systems, Inc.	3,775	139,750
Aerie Pharmaceuticals, Inc.(b)	10,973	243,491
Alexander’s, Inc.	45	15,543
Alexion Pharmaceuticals, Inc.(b)	13,902	1,465,271
Allstate Corp. (The)	29,135	3,100,547
Alphabet, Inc., Class C(b)	6,283	7,917,271
Amazon.com, Inc.(b)	4,108	7,298,519
Ameren Corp.	27,132	2,108,156
American Assets Trust, Inc.	2,650	129,744
American Electric Power Co., Inc.	25,963	2,450,648
American Equity Investment Life Holding Co.	3,900	96,252
American Tower Corp.	11,653	2,541,286
American Woodmark Corp.(b)	1,450	143,782
Amkor Technology, Inc.(b)	9,910	123,181
Amphastar Pharmaceuticals, Inc.(b)	5,300	102,370
Apellis Pharmaceuticals, Inc.(b)	1,780	52,314
Apple, Inc.	20,746	5,160,775
ArcBest Corp.	2,115	61,102
Arena Pharmaceuticals, Inc.(b)	1,520	74,047
Ares Commercial Real Estate Corp.	3,100	48,050
ArQule, Inc.(b)	2,000	20,220
Arrowhead Pharmaceuticals, Inc.(b)	1,030	41,252
Ascent Resources, Class B(b),(c),(d)	195,286	43,744
Ashford Hospitality Trust, Inc.	12,200	33,306
Ashford, Inc.(b)	27	656
Atara Biotherapeutics, Inc.(b)	2,050	22,386
Atkore International Group, Inc.(b)	4,175	144,872
Avista Corp.	2,775	133,283
Badger Meter, Inc.	275	15,895
Bancorp, Inc. (The)(b)	12,400	135,160
Bank of America Corp.	161,595	5,053,076
Barrett Business Services, Inc.	1,310	114,926
Baxter International, Inc.	27,816	2,133,487
Belden, Inc.	2,400	123,072

4	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Benchmark Electronics, Inc.	4,250	144,075
BioMarin Pharmaceutical, Inc.(b)	12,280	899,019
bluebird bio, Inc.(b)	470	38,070
Blueprint Medicines Corp.(b)	920	63,333
BMC Stock Holdings, Inc.(b)	5,350	144,396
Boyd Gaming Corp.	550	14,988
Brady Corp., Class A	1,450	81,693
Braemar Hotels & Resorts, Inc.	3,700	34,151
Brinker International, Inc.	2,900	128,905
Bristol-Myers Squibb Co.	29,545	1,694,997
Broadcom, Inc.	14,231	4,167,548
Builders FirstSource, Inc.(b)	6,800	153,748
Burford Capital Ltd.	89,856	1,023,026
California Resources Corp.(b)	4,875	27,251
Career Education Corp.(b)	3,700	52,392
CareTrust REIT, Inc.	2,150	52,116
Cass Information Systems, Inc.	473	27,108
Cathay General Bancorp	3,950	140,501
Chase Corp.	430	50,375
Chesapeake Utilities Corp.	1,320	125,136
Chevron Corp.	28,161	3,270,619
Chewy, Inc., Class A(b)	30,373	749,302
Cigna Corp.	16,976	3,029,537
Cirrus Logic, Inc.(b)	1,825	124,027
Cisco Systems, Inc.	82,340	3,911,973
Citigroup, Inc.	57,953	4,164,503
Cohen & Steers, Inc.	2,125	139,060
Colgate-Palmolive Co.	33,311	2,285,135
Collectors Universe, Inc.	3,850	110,341
CommVault Systems, Inc.(b)	2,750	136,592
ConnectOne Bancorp, Inc.	2,800	67,984
CoreCivic, Inc.	6,450	98,427
CorEnergy Infrastructure Trust, Inc.	2,668	128,518
Corvel Corp.(b)	1,310	103,647
Crocs, Inc.(b)	550	19,245
Cross Country Healthcare, Inc.(b)	6,000	64,860
CryoLife, Inc.(b)	2,800	62,860
CSW Industrials, Inc.	1,765	122,173
Customers Bancorp, Inc.(b)	5,290	124,738
Common Stocks (continued)
Issuer	Shares	Value ($)
CVR Energy, Inc.	2,650	125,663
Dana, Inc.	1,925	31,243
Deckers Outdoor Corp.(b)	830	126,907
Delek U.S. Holdings, Inc.	2,900	115,855
Delta Air Lines, Inc.	51,755	2,850,665
Deluxe Corp.	1,385	71,785
Denbury Resources, Inc.(b)	6,100	6,088
DHI Group, Inc.(b)	14,100	51,042
Dine Brands Global, Inc.	1,520	111,188
Discovery, Inc., Class A(b)	80,961	2,182,304
DISH Network Corp., Class A(b)	26,097	897,215
DMC Global Inc	650	29,081
Dynavax Technologies Corp.(b)	7,465	37,997
EastGroup Properties, Inc.	1,130	151,363
Echo Global Logistics, Inc.(b)	3,200	63,712
Edgewell Personal Care Co.(b)	2,275	79,625
Electronic Arts, Inc.(b)	24,573	2,368,837
Ellington Financial, Inc.	6,050	111,441
EMCOR Group, Inc.	1,820	159,632
Employers Holdings, Inc.	3,000	127,020
Encore Capital Group, Inc.(b)	3,475	115,335
Endo International PLC(b)	2,400	11,016
Ennis, Inc.	1,000	19,590
Enova International, Inc.(b)	4,700	110,403
EnPro Industries, Inc.	1,850	128,667
EOG Resources, Inc.	14,634	1,014,283
Equity LifeStyle Properties, Inc.	37,479	2,621,281
Essent Group Ltd.	3,425	178,408
Ethan Allen Interiors, Inc.	1,050	20,696
Everi Holdings, Inc.(b)	12,600	126,756
Extreme Networks, Inc.(b)	15,600	100,464
Federal Agricultural Mortgage Corp.	1,540	130,423
Federated Investors, Inc., Class B	4,575	146,125
FibroGen, Inc.(b)	800	31,320
First BanCorp	12,800	134,656
Flagstar Bancorp, Inc.	2,875	104,477
Fossil Group, Inc.(b)	7,350	79,968
Foundation Building Materials, Inc.(b)	5,600	104,104
FTI Consulting, Inc.(b)	570	62,056

Columbia Global Opportunities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Fulton Financial Corp.	5,800	98,948
Funko, Inc., Class A(b)	4,600	82,800
General Motors Co.	65,187	2,422,349
Genesco, Inc.(b)	2,350	91,298
Genworth Financial, Inc., Class A(b)	13,200	56,496
GEO Group, Inc. (The)	6,150	93,603
Gibraltar Industries, Inc.(b)	2,750	146,382
Global Blood Therapeutics, Inc.(b)	620	29,729
Glu Mobile, Inc.(b)	15,400	91,322
GMS, Inc.(b)	4,075	122,087
Gossamer Bio, Inc.(b)	1,935	39,813
Gray Television, Inc.(b)	2,850	46,769
Great Lakes Dredge & Dock Corp.(b)	11,550	124,162
Great Southern Bancorp, Inc.	1,825	110,266
Hackett Group	1,900	32,129
Hancock Whitney Corp.	3,600	140,400
HealthStream, Inc.(b)	4,075	114,344
Heidrick & Struggles International, Inc.	3,550	101,033
Herman Miller, Inc.	3,025	140,662
Hibbett Sports, Inc.(b)	4,150	99,019
Hilltop Holdings, Inc.	5,350	124,976
HNI Corp.	3,050	115,900
Home Depot, Inc. (The)	21,114	4,952,922
Iberiabank Corp.	1,330	97,609
Immunomedics, Inc.(b)	6,870	109,920
Ingevity Corp.(b)	1,480	124,631
Ingles Markets, Inc., Class A	2,525	99,561
Insmed, Inc.(b)	12,536	233,044
Integer Holdings Corp.(b)	1,750	135,520
Intelligent Systems Corp.(b)	875	39,524
International Bancshares Corp.	3,435	140,698
International Business Machines Corp.	25,732	3,441,140
Investors Real Estate Trust	1,783	134,920
j2 Global, Inc.	1,810	171,878
John B. Sanfilippo & Son, Inc.	1,300	137,956
JPMorgan Chase & Co.	40,118	5,011,541
K12, Inc.(b)	4,200	83,118
KBR, Inc.	4,550	128,128
KeyCorp	133,264	2,394,754
Common Stocks (continued)
Issuer	Shares	Value ($)
Kforce, Inc.	3,525	144,208
Kimberly-Clark Corp.	19,512	2,592,755
Koppers Holdings, Inc.(b)	850	27,285
L3 Harris Technologies, Inc.	11,584	2,389,895
Lantheus Holdings, Inc.(b)	5,850	121,972
Lexington Realty Trust	12,800	139,264
Liberty Global PLC, Class C(b)	57,592	1,374,721
Liberty Oilfield Services, Inc., Class A	5,850	53,879
Lincoln National Corp.	39,289	2,219,043
Lithia Motors, Inc., Class A	850	133,858
M/I Homes, Inc.(b)	1,525	67,375
MACOM Technology Solutions Holdings, Inc.(b)	3,300	75,042
Magellan Health, Inc.(b)	1,950	126,555
Malibu Boats, Inc., Class A(b)	3,875	126,402
Masco Corp.	46,578	2,154,232
MasTec, Inc.(b)	2,290	144,133
MasterCard, Inc., Class A	16,006	4,430,621
MasterCraft Boat Holdings, Inc.(b)	2,650	41,738
Materion Corp.	2,035	115,669
Matrix Service Co.(b)	5,900	110,684
MAXIMUS, Inc.	1,245	95,541
Medical Properties Trust, Inc.	67,011	1,389,138
Medicines Co. (The)(b)	1,680	88,183
Medifast, Inc.	1,050	116,487
Medpace Holdings, Inc.(b)	1,735	127,748
Meet Group, Inc. (The)(b)	28,400	120,984
Merchants Bancorp	1,000	16,330
Meridian Bioscience, Inc.	9,500	93,005
Metropolitan Bank Holding Corp.(b)	350	15,029
Microsoft Corp.	69,091	9,905,577
Mirati Therapeutics, Inc.(b)	830	78,169
Modine Manufacturing Co.(b)	5,850	66,866
Mondelez International, Inc., Class A	43,133	2,262,326
Mueller Industries, Inc.	4,275	131,542
National CineMedia, Inc.	10,300	86,469
Natus Medical, Inc.(b)	2,975	100,198
Nelnet, Inc., Class A	1,940	118,864
NexTier Oilfield Solutions, Inc.(b)	21,800	94,176
Nicolet Bankshares, Inc.(b)	390	26,902

6	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NMI Holdings, Inc., Class A(b)	4,600	134,550
Norfolk Southern Corp.	12,638	2,300,116
Northrop Grumman Corp.	7,865	2,772,255
NorthWestern Corp.	1,730	125,460
NuVasive, Inc.(b)	920	64,897
NVIDIA Corp.	8,601	1,728,973
Odonate Therapeutics, Inc.(b)	2,200	69,872
Office Depot, Inc.	40,500	83,430
OFG Bancorp	5,800	117,798
Otter Tail Corp.	250	14,170
Owens & Minor, Inc.	3,200	21,536
Palo Alto Networks, Inc.(b)	9,255	2,104,494
PennyMac Mortgage Investment Trust	5,400	123,606
PepsiCo, Inc.	22,240	3,050,661
Perspecta, Inc.	4,200	111,468
Philip Morris International, Inc.	34,168	2,782,642
Portland General Electric Co.	3,005	170,924
Precision BioSciences, Inc.(b)	3,662	23,766
Preferred Bank	1,610	85,829
Progress Software Corp.	3,250	129,610
PS Business Parks, Inc.	856	154,551
Puma Biotechnology, Inc.(b)	3,578	24,330
Qorvo, Inc.(b)	12,022	972,099
Qualys, Inc.(b)	790	67,411
Quanex Building Products Corp.	6,150	118,633
Quidel Corp.(b)	2,215	126,033
Quotient Ltd.(b)	64,320	516,490
R1 RCM, Inc.(b)	4,700	49,961
Radian Group, Inc.	7,400	185,740
Radiant Logistics, Inc.(b)	12,600	67,914
RE/MAX Holdings, Inc., Class A	425	14,216
Reata Pharmaceuticals, Inc., Class A(b)	740	152,499
Regional Management Corp.(b)	3,175	91,853
Rent-A-Center, Inc.	3,800	98,306
Repligen Corp.(b)	510	40,540
Retail Value, Inc.	3,050	111,660
REX American Resources Corp.(b)	197	15,941
Rexnord Corp.(b)	2,400	67,896
RMR Group, Inc. (The), Class A	2,425	117,370
Common Stocks (continued)
Issuer	Shares	Value ($)
Rubius Therapeutics, Inc.(b)	2,890	25,548
Ryman Hospitality Properties, Inc.	360	30,301
Sage Therapeutics, Inc.(b)	1,402	190,181
Sandy Spring Bancorp, Inc.	2,125	73,313
Sarepta Therapeutics, Inc.(b)	535	44,437
Schnitzer Steel Industries, Inc., Class A	5,225	111,501
SeaWorld Entertainment, Inc.(b)	4,325	114,266
Selective Insurance Group, Inc.	340	23,501
Shenandoah Telecommunications Co.	2,775	89,244
Shoe Carnival, Inc.	525	17,425
Sleep Number Corp.(b)	1,925	92,631
Southwest Gas Holdings, Inc.	1,820	158,886
Southwestern Energy Co.(b)	11,700	23,985
SpartanNash Co.	7,200	94,284
Spirit AeroSystems Holdings, Inc., Class A	17,875	1,462,532
Sportsman’s Warehouse Holdings, Inc.(b)	12,200	83,082
SpringWorks Therapeutics, Inc.(b)	2,743	52,391
SPS Commerce, Inc.(b)	2,300	121,371
Stamps.com, Inc.(b)	1,040	87,807
Stepan Co.	940	91,857
Sturm Ruger & Co., Inc.	1,300	59,488
Supernus Pharmaceuticals, Inc.(b)	1,430	39,740
Synaptics, Inc.(b)	3,450	145,279
Syneos Health, Inc.(b)	2,925	146,689
Taylor Morrison Home Corp., Class A(b)	5,500	137,775
TCR2 Therapeutics, Inc.(b)	3,650	45,370
Tech Data Corp.(b)	1,130	137,295
TechTarget, Inc.(b)	3,250	79,300
Teekay Tankers Ltd., Class A(b)	117,223	239,135
TEGNA, Inc.	2,650	39,830
Tenet Healthcare Corp.(b)	2,550	64,617
Titan Machinery, Inc.(b)	2,750	45,650
TiVo Corp.	12,600	102,564
T-Mobile U.S.A., Inc.(b)	26,100	2,157,426
TTEC Holdings, Inc.	2,550	120,793
Turning Point Therapeutics, Inc.(b)	1,383	53,052
U.S. Concrete, Inc.(b)	2,275	118,891
Ultragenyx Pharmaceutical, Inc.(b)	550	22,077
Union Pacific Corp.	18,350	3,036,191

Columbia Global Opportunities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Community Banks, Inc.	2,500	75,525
Uniti Group, Inc.	14,500	100,340
Unitil Corp.	960	59,779
Universal Corp.	1,280	70,144
Universal Insurance Holdings, Inc.	2,263	61,350
Usana Health Sciences, Inc.(b)	1,265	93,749
Varex Imaging Corp.(b)	3,650	109,536
Vector Group Ltd.	2,415	29,463
Vectrus, Inc.(b)	350	15,999
Veritiv Corp.(b)	7,550	102,982
Verso Corp., Class A(b)	8,675	127,002
Vertex Pharmaceuticals, Inc.(b)	6,465	1,263,778
Vishay Intertechnology, Inc.	7,350	148,102
Vishay Precision Group, Inc.(b)	3,475	118,324
W&T Offshore, Inc.(b)	4,800	19,344
Wabash National Corp.	7,450	106,237
Waddell & Reed Financial, Inc., Class A	2,400	39,744
Walt Disney Co. (The)	29,276	3,803,538
Washington Prime Group, Inc.	9,000	37,980
World Fuel Services Corp.	1,825	76,230
Xcel Energy, Inc.	33,043	2,098,561
Xenia Hotels & Resorts, Inc.	4,450	93,673
Total		182,301,767
Total Common Stocks (Cost $291,389,272)		341,558,781

Exchange-Traded Alternative Strategies Funds 0.6%
	Shares	Value ($)
United States 0.6%
Invesco DB Gold Fund	71,000	3,270,260
Total Exchange-Traded Alternative Strategies Funds (Cost $2,728,530)		3,270,260

Exchange-Traded Equity Funds 0.8%

United States 0.8%
iShares MSCI Canada ETF	156,328	4,499,120
Total Exchange-Traded Equity Funds (Cost $3,826,909)		4,499,120

Fixed-Income Funds 2.2%
	Shares	Value ($)
United States 2.2%
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,183,991	12,124,067
Total Fixed-Income Funds (Cost $11,804,662)		12,124,067

Foreign Government Obligations(f),(g) 5.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.2%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	644,000	1,180,084
Indonesia 0.5%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	35,000,000,000	2,478,532
Japan 2.1%
Japan Government 20-Year Bond
12/20/2027	2.100%	JPY	374,800,000	4,145,738
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	485,400,000	5,025,375
06/20/2048	0.700%	JPY	161,650,000	1,631,122
09/20/2048	0.900%	JPY	78,600,000	832,860
Total				11,635,095
Malaysia 0.5%
Malaysia Sovereign Sukuk Bhd(e)
04/22/2025	3.043%		2,150,000	2,232,594
Malaysia Sukuk Global Bhd(e)
04/27/2026	3.179%		250,000	261,761
Total				2,494,355
New Zealand 0.5%
New Zealand Government Bond
04/15/2025	2.750%	NZD	1,720,000	1,204,046
04/20/2029	3.000%	NZD	1,032,000	761,528
New Zealand Government Bond(e)
04/15/2027	4.500%	NZD	1,220,000	967,725
Total				2,933,299
South Africa 0.9%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	47,000,000	3,436,899
01/31/2030	8.000%	ZAR	20,000,000	1,219,421
Total				4,656,320

8	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 0.9%
Korea Treasury Bond
12/10/2028	2.375%	KRW	3,412,000,000	3,115,189
06/10/2029	1.875%	KRW	2,100,000,000	1,841,128
Total				4,956,317
United Kingdom 0.2%
United Kingdom Gilt(e)
01/22/2044	3.250%	GBP	612,297	1,149,154
Total Foreign Government Obligations (Cost $30,013,885)				31,483,156

Inflation-Indexed Bonds(f) 1.3%

Japan 0.5%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	278,122,309	2,668,153
United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2052	0.250%	GBP	198,845	503,149
United States 0.7%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		1,815,490	1,848,194
01/15/2028	0.500%		1,719,285	1,763,729
Total				3,611,923
Total Inflation-Indexed Bonds (Cost $6,395,447)				6,783,225

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Brazil 0.1%
Azul SA(b)	29,900	390,217
Lojas Americanas SA	41,700	208,578
Total		598,795
Total Preferred Stocks (Cost $429,909)		598,795
Residential Mortgage-Backed Securities - Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.8%
Federal National Mortgage Association(h)
11/18/2034	2.500%	1,000,000	1,010,742
11/18/2034 - 11/13/2049	3.000%	6,250,000	6,358,649
11/13/2049	3.500%	4,000,000	4,106,875
11/13/2049	4.000%	7,000,000	7,264,141
11/13/2049	4.500%	2,000,000	2,103,594
11/13/2049	5.000%	1,000,000	1,069,492
Government National Mortgage Association(h)
11/20/2049	3.500%	3,000,000	3,113,437
11/20/2049	4.000%	1,000,000	1,049,141
Total			26,076,071
Total Residential Mortgage-Backed Securities - Agency (Cost $26,053,594)			26,076,071

U.S. Treasury Obligations 0.3%

United States 0.3%
U.S. Treasury
11/15/2028	3.125%	1,599,000	1,793,378
Total U.S. Treasury Obligations (Cost $1,664,521)			1,793,378

Money Market Funds 20.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(a),(i)	112,563,907	112,552,650
Total Money Market Funds (Cost $112,553,042)		112,552,650
Total Investments in Securities (Cost $504,808,464)		555,703,340
Other Assets & Liabilities, Net		(14,841,130)
Net Assets		$540,862,210

At October 31, 2019, securities and/or cash totaling $9,285,679 were pledged as collateral.
Columbia Global Opportunities Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,650,152,000 IDR	1,659,776 USD	Citi	11/22/2019	—	(18,509)
3,859,990,000 KRW	3,228,442 USD	Citi	11/22/2019	—	(78,786)
2,225,000 NZD	1,406,756 USD	HSBC	11/22/2019	—	(20,283)
11,295,572 USD	9,242,000 GBP	HSBC	11/22/2019	682,760	—
24,214,247 USD	2,581,960,365 JPY	HSBC	11/22/2019	—	(280,373)
359,425 USD	7,082,000 MXN	HSBC	11/22/2019	7,689	—
5,451,541 USD	49,841,803 NOK	HSBC	11/22/2019	—	(31,243)
5,104,154 USD	8,073,000 NZD	HSBC	11/22/2019	73,594	—
268,875 USD	1,060,000 PLN	HSBC	11/22/2019	8,593	—
645,645 USD	6,372,000 SEK	HSBC	11/22/2019	14,913	—
72,211,000 ZAR	4,706,722 USD	HSBC	11/22/2019	—	(60,617)
5,142,000 CAD	3,926,708 USD	Morgan Stanley	11/22/2019	22,534	—
605,000 CHF	612,119 USD	Morgan Stanley	11/22/2019	—	(1,971)
8,558,308 USD	12,682,000 AUD	Morgan Stanley	11/22/2019	188,367	—
8,574,626 USD	11,414,000 CAD	Morgan Stanley	11/22/2019	91,698	—
1,193,885 USD	1,180,000 CHF	Morgan Stanley	11/22/2019	3,845	—
517,630 USD	3,511,000 DKK	Morgan Stanley	11/22/2019	7,172	—
46,897,589 USD	42,587,572 EUR	Morgan Stanley	11/22/2019	655,506	—
4,276,000 CAD	3,270,776 USD	Morgan Stanley	12/19/2019	23,509	—
1,146,000 GBP	1,481,704 USD	Morgan Stanley	12/19/2019	—	(5,122)
4,313,000 ILS	1,226,096 USD	Morgan Stanley	12/19/2019	—	(496)
320,171,000 JPY	2,955,993 USD	Morgan Stanley	12/19/2019	—	(17,952)
3,105,073,000 KRW	2,654,591 USD	Morgan Stanley	12/19/2019	—	(1,087)
14,458,000 NOK	1,584,662 USD	Morgan Stanley	12/19/2019	11,952	—
4,186,079 USD	6,100,000 AUD	Morgan Stanley	12/19/2019	24,172	—
2,344,658 USD	2,313,000 CHF	Morgan Stanley	12/19/2019	8,719	—
510,209 USD	3,411,000 DKK	Morgan Stanley	12/19/2019	845	—
1,785,952 USD	1,599,000 EUR	Morgan Stanley	12/19/2019	3,217	—
357,096 USD	3,432,000 SEK	Morgan Stanley	12/19/2019	—	(670)
1,319,038 USD	1,796,000 SGD	Morgan Stanley	12/19/2019	1,739	—
10,803,694,000 IDR	757,835 USD	Standard Chartered	11/22/2019	—	(8,828)
2,386,132 USD	17,000,000 CNY	Standard Chartered	11/22/2019	27,669	—
Total				1,858,493	(525,937)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	191	12/2019	AUD	27,849,513	—	(118,844)
Canadian Government 10-Year Bond	149	12/2019	CAD	21,163,960	—	(287,520)
Euro-BTP	4	12/2019	EUR	577,880	—	(2,492)
Euro-Bund	8	12/2019	EUR	1,374,080	—	(40,757)
Euro-Buxl 30-Year	1	12/2019	EUR	209,960	—	(15,067)
Euro-OAT	32	12/2019	EUR	5,388,160	—	(132,368)
FTSE/MIB Index	45	12/2019	EUR	5,098,950	206,889	—
Japanese 10-Year Government Bond	20	12/2019	JPY	3,079,000,000	—	(190,167)
Long Gilt	75	12/2019	GBP	9,963,000	—	(99,545)
Russell 2000 E-mini	3	12/2019	USD	234,510	—	(2,692)
Russell 2000 E-mini	15	12/2019	USD	1,172,550	—	(11,019)
S&P/TSX 60 Index	29	12/2019	CAD	5,712,420	—	(34,075)
U.S. Long Bond	7	12/2019	USD	1,129,625	—	(20,580)
U.S. Treasury 10-Year Note	240	12/2019	USD	31,271,250	—	(274,230)
U.S. Treasury 5-Year Note	462	12/2019	USD	55,071,844	—	(271,581)
U.S. Ultra Treasury Bond	75	12/2019	USD	14,231,250	—	(408,556)
Total					206,889	(1,909,493)

10	Columbia Global Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	(157)	12/2019	USD	(15,364,020)	—	(257,390)
MSCI Emerging Markets Index	(542)	12/2019	USD	(28,221,940)	—	(699,814)
S&P 500 E-mini	(168)	12/2019	USD	(25,500,720)	—	(184,377)
TOPIX Index	(115)	12/2019	JPY	(1,918,775,000)	—	(1,404,904)
U.S. Ultra Treasury Bond	(11)	12/2019	USD	(2,087,250)	33,313	—
Total					33,313	(2,546,485)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	1.990	USD	13,129,000	59,245	—	—	59,245	—
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	3.397	USD	10,753,000	121,478	—	—	121,478	—
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.553	USD	15,000,000	47,460	—	—	47,460	—
Markit iTraxx Europe Crossover Index, Series 32	Morgan Stanley	12/20/2024	5.000	Quarterly	2.400	EUR	8,942,000	(65,601)	—	—	—	(65,601)
Markit iTraxx Europe Main Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	0.517	EUR	3,000,000	9,340	—	—	9,340	—
Total								171,922	—	—	237,523	(65,601)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,377,841	—	—	3,377,841	—	—	168,892	—	14,963,837
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,174,033	9,958	—	1,183,991	—	—	35,550	101,639	12,124,067
Columbia Short-Term Cash Fund, 1.938%
	115,483,480	70,374,970	(73,294,543)	112,563,907	—	(273)	272	596,073	112,552,650
Total					—	(273)	204,714	697,712	139,640,554

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2019, the total value of these securities amounted to $43,746, which represents 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
Columbia Global Opportunities Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $7,056,946, which represents 1.30% of total net assets.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Global Opportunities Fund | Quarterly Report 2019